Unaudited Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 23,452,268	$ 21,936,422
Restricted cash	7,059	27,642
Trade receivables, net	5,002,723	5,922,345
Other current assets	2,684,427	2,291,439
Withholding tax receivable, net	416,975	393,960
Inventories	287,812	274,854
Other financial assets at amortized cost	76,440
Total current assets	31,927,704	30,846,662
Non-current assets:
Restricted cash	1,517,155	1,432,738
Property, plant and equipment	3,282,609	3,183,856
Right-of-use assets	2,448,872	2,268,022
Intangible assets, net	2,125,975	2,300,951
Goodwill	411,862	411,862
Withholding tax receivable, net	2,460,829	1,967,826
Deferred tax assets, net	1,305,423	1,281,531
Other non-current assets	2,028,231	998,971
Total non-current assets	15,580,956	13,845,757
Total assets	47,508,660	44,692,419
Current liabilities:
Trade payables and other current liabilities	4,527,716	4,549,364
Borrowings		44,232
Current portion of operating lease liabilities	1,432,441	1,574,537
Current portion of finance lease liabilities, net	105,314	96,372
Total current liabilities	6,065,471	6,264,505
Non-current liabilities:
Operating lease liabilities	1,085,675	768,174
Finance lease liabilities, net	302,863	121,746
Provision for employee benefits	5,830,087	5,548,726
Total non-current liabilities	7,218,625	6,438,646
Total liabilities	13,284,096	12,703,151
Equity
Ordinary shares – par value $0.12 authorized 300,000,000 shares, issued and outstanding 21,821,589 shares at June 30, 2025; issued and outstanding 17,808,974 shares at December 31, 2024	2,618,626	2,137,108
Subscription receivable	(50,000)	(50,000)
Additional paid in capital	96,363,125	93,102,042
Legal reserve	223,500	223,500
Warrants reserve	251,036	251,036
Accumulated deficit	(66,440,917)	(64,204,840)
Accumulated other comprehensive income	1,310,798	590,981
Capital & reserves attributable to equity holders of the Company	34,276,168	32,049,827
Non-controlling interests	(51,604)	(60,559)
Total equity	34,224,564	31,989,268
Total liabilities and equity	$ 47,508,660	$ 44,692,419